Condensed Consolidated Statement of Shareholders’ Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Common Stock Payable	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 142	$ 419,648	$ 30,088,492		$ (35,616,328)	$ (5,108,046)
Balance (in Shares) at Dec. 31, 2019	142,450	419,638,507
Conversion of convertible note		$ 226,299	65,641			291,940
Conversion of convertible note (in Shares)		226,300,034
Stock issuances to lenders		$ 38,002	296,375			334,377
Stock issuances to lenders (in Shares)		38,001,563
Exchange debt-for-equity	$ 3		259,695			259,698
Exchange debt-for-equity (in Shares)	2,597
Series A preferred stock dividend declared			(80,000)			(80,000)
Series D preferred stock dividend declared			(26,792)			(26,792)
Series F preferred stock dividend declared			(4,380)			(4,380)
Stock based compensation			390,035			390,035
Derivative settlement			339,105			339,105
Warrant issuance			98,343			98,343
Other - RegA Investor Funds	$ 2		60,323			60,325
Other - RegA Investor Funds (in Shares)	2,413
Net Income/(Loss)					(1,270,650)	(1,270,650)
Balance at Dec. 31, 2020	$ 147	$ 683,949	31,486,837		(36,886,978)	(4,716,045)
Balance (in Shares) at Dec. 31, 2020	147,460	683,940,104
Balance at Dec. 31, 2020	$ 147	$ 683,949	31,486,837		(36,886,978)	(4,716,045)
Balance (in Shares) at Dec. 31, 2020	147,460	683,940,104
Conversion of convertible note		$ 18,313	164,818			183,131
Conversion of convertible note (in Shares)		18,313,074
Stock issuances to lenders		$ 110,000	12,652,143			12,762,143
Stock issuances to lenders (in Shares)		110,000,000
Series A preferred stock dividend declared			(8,604)			(8,604)
Series F preferred stock dividend declared			(1,512)			(1,512)
Stock based compensation			238,634			238,634
Stock option exercises		$ 3,529	(3,529)
Stock option exercises (in Shares)		3,528,955
Preferred stock conversion	$ (10)	$ 100,000	(99,990)
Preferred stock conversion (in Shares)	(10,000)	100,000,000
Warrant issuance			983,571			983,571
Warrant exercise		$ 8,556	(8,556)
Warrant exercise (in Shares)		8,556,034
Other - RegA Investor Funds			(2,500)			(2,500)
Other - RegA Investor Funds (in Shares)	(100)
Issuance of Series H Preferred stock	$ 1		4,999,999			5,000,000
Issuance of Series H Preferred stock (in Shares)	1,000
Net Income/(Loss)					(10,506,321)	(10,506,321)
Balance at Mar. 31, 2021	$ 138	$ 924,347	50,401,311		(47,393,299)	3,932,497
Balance (in Shares) at Mar. 31, 2021	138,360	924,338,167
Balance at Dec. 31, 2020	$ 147	$ 683,949	31,486,837		(36,886,978)	(4,716,045)
Balance (in Shares) at Dec. 31, 2020	147,460	683,940,104
Balance at Dec. 31, 2020	$ 147	$ 683,949	31,486,837		(36,886,978)	(4,716,045)
Balance (in Shares) at Dec. 31, 2020	147,460	683,940,104
Net Income/(Loss)						(6,917,441)
Balance at Jun. 30, 2021	$ 131	$ 1,004,910	45,939,813		(43,804,419)	3,140,435
Balance (in Shares) at Jun. 30, 2021	131,028	1,004,900,153
Balance at Dec. 31, 2020	$ 147	$ 683,949	31,486,837		(36,886,978)	(4,716,045)
Balance (in Shares) at Dec. 31, 2020	147,460	683,940,104
Balance at Dec. 31, 2020	$ 147	$ 683,949	31,486,837		(36,886,978)	(4,716,045)
Balance (in Shares) at Dec. 31, 2020	147,460	683,940,104
Stock issuances to lenders		$ 85,000	8,415,493			8,500,493
Stock issuances to lenders (in Shares)		85,000,000
Series A preferred stock dividend declared			(8,705)			(8,705)
Series F preferred stock dividend declared			(3,820)			(3,820)
Conversion of convertible note, related party		$ 44,629	533,245			577,874
Conversion of convertible note, related party (in Shares)		44,629,338
Stock issuances to related party		$ 25,000	2,795,000			2,820,000
Stock issuances to related party (in Shares)		25,000,000
Stock based compensation			1,247,048			1,247,048
Stock option exercised - cashless basis		$ 11,108	(11,108)
Stock option exercised - cashless basis (in Shares)		11,107,502
Stock option exercised - cash basis		$ 333	(333)
Stock option exercised - cash basis (in Shares)		333,334
Stock option exercises		$ 11,108
Preferred stock conversion	$ (14)	$ 109,948	(109,934)
Preferred stock conversion (in Shares)	(13,979)	109,947,500
Warrant issuance			983,571			983,571
Warrant exercise - cashless basis		$ 17,314	(17,314)
Warrant exercise - cashless basis (in Shares)		17,313,025
Warrant exercise - cash basis		$ 78,285	907,029			985,314
Warrant exercise - cash basis (in Shares)		78,285,715
Redemption of Series F Preferred Stock	$ (2)		(58,823)			(58,825)
Redemption of Series F Preferred Stock (in Shares)	(2,353)
Redemption of Series H Preferred stock	$ (2)		2
Redemption of Series H Preferred stock (in Shares)	(1,000)
Other - RegA Investor Funds			(2,500)			(2,500)
Other - RegA Investor Funds (in Shares)	(100)
Issuance of Series H Preferred stock	$ 2		511,361			511,363
Issuance of Series H Preferred stock (in Shares)	2,000
Common stock payable				564,000		564,000
Net Income/(Loss)					(8,482,771)	(8,482,771)
Balance at Dec. 31, 2021	$ 131	$ 1,055,566	46,667,049	564,000	(45,369,749)	2,916,997
Balance (in Shares) at Dec. 31, 2021	132,028	1,055,556,518
Balance at Dec. 31, 2021	$ 131	$ 1,055,566	46,667,049	564,000	(45,369,749)	2,916,997
Balance (in Shares) at Dec. 31, 2021	131,028	1,055,556,518
Balance at Mar. 31, 2021	$ 138	$ 924,347	50,401,311		(47,393,299)	3,932,497
Balance (in Shares) at Mar. 31, 2021	138,360	924,338,167
Series A preferred stock dividend declared			(101)			(101)
Series F preferred stock dividend declared			(2,308)			(2,308)
Stock based compensation			252,839			252,839
Stock option exercises		$ 5,303	(5,303)
Stock option exercises (in Shares)		5,302,984
Preferred stock conversion	$ (4)	$ 9,948	(9,944)
Preferred stock conversion (in Shares)	(3,979)	9,947,500
Warrant exercise		$ 65,312	(7,455)			57,857
Warrant exercise (in Shares)		65,311,502
Redemption of Series F Preferred Stock	$ (2)		(58,823)			(58,825)
Redemption of Series F Preferred Stock (in Shares)	(2,353)
Redemption of Series H Preferred stock	$ (1)		1
Redemption of Series H Preferred stock (in Shares)	(1,000)
Revaluation of Series H Preferred Stock			(4,630,404)			(4,630,404)
Net Income/(Loss)					3,588,880	3,588,880
Balance at Jun. 30, 2021	$ 131	$ 1,004,910	45,939,813		(43,804,419)	3,140,435
Balance (in Shares) at Jun. 30, 2021	131,028	1,004,900,153
Balance at Dec. 31, 2021	$ 131	$ 1,055,566	46,667,049	564,000	(45,369,749)	2,916,997
Balance (in Shares) at Dec. 31, 2021	131,028	1,055,556,518
Conversion of convertible note, related party
Proceeds from issuance of common stock		$ 55,300	588,324			643,624
Proceeds from issuance of common stock (in Shares)		55,300,000
Stock issuances to related party
Stock based compensation			393,546			393,546
Stock option exercised - cashless basis		$ 912	(912)
Stock option exercised - cashless basis (in Shares)		912,442
Stock option exercised - cash basis
Preferred stock conversion
Warrant issuance
Warrant exercise - cashless basis
Warrant exercise - cash basis
Net Income/(Loss)					(2,599,355)	(2,599,355)
Balance at Mar. 31, 2022	$ 131	$ 1,111,778	47,648,007	564,000	(47,969,104)	1,354,812
Balance (in Shares) at Mar. 31, 2022	131,028	1,111,768,960
Balance at Dec. 31, 2021	$ 131	$ 1,055,566	46,667,049	564,000	(45,369,749)	2,916,997
Balance (in Shares) at Dec. 31, 2021	131,028	1,055,556,518
Balance at Dec. 31, 2021	$ 131	$ 1,055,566	46,667,049	564,000	(45,369,749)	2,916,997
Balance (in Shares) at Dec. 31, 2021	132,028	1,055,556,518
Net Income/(Loss)						(4,616,135)
Balance at Jun. 30, 2022	$ 131	$ 1,134,093	48,426,172	564,000	(49,985,884)	138,512
Balance (in Shares) at Jun. 30, 2022	131,028	1,134,084,046
Balance at Mar. 31, 2022	$ 131	$ 1,111,778	47,648,007	564,000	(47,969,104)	1,354,812
Balance (in Shares) at Mar. 31, 2022	131,028	1,111,768,960
Stock Issuance in exchange for services		$ 195	3,179			3,374
Stock Issuance in exchange for services (in Shares)		195,086
Conversion of convertible note, related party
Proceeds from issuance of common stock		$ 22,120	274,415			296,535
Proceeds from issuance of common stock (in Shares)		22,120,000
Stock issuances to related party
Stock based compensation			500,571			500,571
Stock option exercised - cashless basis
Stock option exercised - cash basis
Preferred stock conversion
Warrant issuance
Warrant exercise - cashless basis
Warrant exercise - cash basis
Net Income/(Loss)					(2,016,780)	(2,016,780)
Balance at Jun. 30, 2022	$ 131	$ 1,134,093	$ 48,426,172	$ 564,000	$ (49,985,884)	$ 138,512
Balance (in Shares) at Jun. 30, 2022	131,028	1,134,084,046